FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:
                     or fiscal year ending:             12/31/01

Is this a transition report?: (Y/N)                            N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing of this form.

1.    A. Registrant Name:        METROPOLITAN TOWER SEPARATE ACCOUNT ONE

      B. File Number:            811-3617

      C. Telephone Number:       (212) 578-4487
                                 C/O METROPOLITAN LIFE INSURANCE COMPANY

2.    A. Street:                 ONE MADISON AVENUE

      B. City:                   NEW YORK

      C. State:                  NY

      D. Zip Code:               10010          Zip Ext:     3690

      E. Foreign Country:        N/A

3.    Is this the first filing on this form by Registrant? (Y/N)             N

4.    Is this the last filing on this form by Registrant? (Y/N)              N

5.    Is Registrant a small business investment company (SBIC)?(Y/N)         N
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)?(Y/N)                      Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A. Is Registrant a series or multiple portfolio company?(Y/N)          ___
      [If answer is "N" (No), go to item 8.]

8.    How many separate series or portfolios did Registrant have
      at the end of the period?                                              ___


SCREEN NUMBER: 01               PAGE NUMBER: 01                    SEC2100(5/90)

For period ending: 12/31/01
File number 811 3617
If filing more than one Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111.
      A.    [/]   Depositor Name: METROPOLITAN TOWER LIFE INSURANCE COMPANY

      B.    [/]   File Number (If any):

      C.    [/]   City: NEW YORK          State: NY          Zip Code: 10010
                                                             Zip Ext.: 3690
111.
      A.    [/]   Depositor Name:

      B.    [/]   File Number (If any):

      C.    [/]   City:                   State:             Zip Code:
                                                             Zip Ext.:

112.
      A.    [/]   Sponsor Name: METROPOLITAN TOWER LIFE INSURANCE COMPANY

      B.    [/]   File Number (If any):

      C.    [/]   City: NEW YORK          State: NY          Zip Code: 10010
                                                             Zip Ext.: 3690

112.
      A.    [/]   Sponsor Name:

      B.    [/]   File Number (If any):

      C.    [/]   City:                   State:             Zip Code:
                                                             Zip Ext.:


SCREENMBER: 55                  PAGE NUMBER: 47                    SEC2100(5/90)

For period ending: 12/31/01
File number 811 3617
If filing more than one Page 48, "X" box: [ ]

113.
      A.    [/]   Trustee Name:

      B.    [/]   City:                   State:             Zip Code:
                                                             Zip Ext.:
      C.    [/]   Foreign Country:                Foreign Postal Code:

113.
      A.    [/]   Trustee Name:

      B.    [/]   City:                   State:             Zip Code:
                                                             Zip Ext.:
      C.    [/]   Foreign Country:                Foreign Postal Code:

114.
      A.    [/]   Principal Underwriter Name: METROPOLITAN LIFE INSURANCE
                  COMPANY

      B.    [/]   File Number: 8-14901

      C.    [/]   City: NEW YORK          State: NY          Zip Code: 10010
                                                             Zip Ext.: 3690
      D.    [/]   Foreign Country:                Foreign Postal Code:

114.
      A.    [/]   Principal Underwriter Name:

      B.    [/]   File Number: 8-

      C.    [/]   City:                   State:             Zip Code:
                                                             Zip Ext.:
      D.    [/]   Foreign Country:                Foreign Postal Code:

115.
      A.    [/]   Independent Public Accountant Name: DELOITTE & TOUCHE LLP

      B.    [/]   City: NEW YORK          State: NY          Zip Code: 10281
                                                             Zip Ext.:
      C.    [/]   Foreign Country:                Foreign Postal Code:

115.
      A.    [/]   Independent Public Accountant Name:

      B.    [/]   City:                   State:             Zip Code:
                                                             Zip Ext.:
      C.    [/]   Foreign Country:                Foreign Postal Code:


SCREEN NUMBER: 56               PAGE NUMBER: 48                    SEC2100(5/90)

For period ending 12/31/01
File number 811 3617
If filing more than one Page 49, "X" box: [ ]

116.  Family of investment companies information:
      A.    [/]      Is Registrant part of a family of
                     investment companies?  (Y/N)            N

      B.    [/]      Identify the family in 10 letters       ___
            (NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.
      A.    [/]   Is Registrant a separate account of an insurance
                  company?(Y/N)                                                Y
                  If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

      B.    [/]   Variable annuity contracts?(Y/N)                     N
      C.    [/]   Scheduled premium variable life contracts?(Y/N)      Y
      D.    [/]   Flexible premium variable life contracts?(Y/N)       N
      E.    [/]   Other types of insurance products registered
                  under the Securities Act of 1933?(Y/N)                   N

118:  [/]   State the number of series existing at the end of the
            period that had securities registered under the
            Securities Act of 1933                                     1

119.  [/]   State the number of new series for which registration
            statements under the Securities Act of 1933 became
            effective during the period                                    0

120.  [/]   State the total value of the portfolio securities on the
             date of deposit for the new series included in
            item 119($000's omitted)                                   $___

121.  [/]   State the number of series for which a current
            prospectus was in existence at the end of the period       1

122.  [/]   State the number of existing series for which
            additional units were registered under the
            Securities Act of 1933 during the current period           0


SCREEN NUMBER: 57               PAGE NUMBER: 49                    SEC2100(5/90)

For period ending 12/31/01
File number 811 3617
If filing more than one Page 50, "X" box: [ ]

123.  [/]   State the total value of the additional units considered
            in answering item 122($000's omitted)                          $___

124.  [/]   State the total value of units of prior series that were
            placed in the portfolios of subsequent series during the
            current period (the value of these units is to be measured on the date they were placed in the subsequent
            series)($000's omitted)                                   $___

125.  [/]   State the total dollar amount of sales loads collected
            (before reallowances to other brokers or dealers) by
            Registrant's principal underwriter and any underwriter
            which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
            all series of Registrant ($000's omitted)                 $15
                                                                      ------

126.        Of the amount shown in item 125, state the total dollar
            amount of sales loads collected from secondary market
            operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in he
            portfolio of a subsequent series.) ($000's omitted)           $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                  Number of                                   Total Income
                                                    Series          Total Assets              Distributions
                                                  Investing         ($000's omitted)          (000's omitted)
                                                  ---------         ----------------          ---------------
A.    U.S. Treasury direct issue                  __________        $_______________          $______________

B.    U.S. Government agency                      __________        $_______________          $______________

C.    State and municipal tax-free                __________        $_______________          $______________

D.    Public utility debt                         __________        $_______________          $______________

E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent              __________        $_______________          $______________

F.    All other corporate intermediate
      & long-term debt                            __________        $_______________          $______________

G.    All other corporate short-term debt         __________        $_______________          $______________

H.    Equity securities of brokers or dealers
      or parents of brokers or dealers            __________        $_______________          $______________

I.    Investment company equity securities        __________        $_______________          $______________

J.    All other equity securities                     1             $ 6,857                   $
                                                  ----------         ----------------          --------------
,
K.    Other securities                            __________        $_______________          $______________

L.    Total assets of all series of registrant        1             $ 6,857                   $
                                                  ----------         ----------------          --------------


SCREEN NUMBER: 58               PAGE NUMBER: 50                    SEC2100(5/90)

For period ending 12/31/01
File number 811 3617
If filing more than one Page 50, "X" box: [ ]

128.  [/]   Is the timely payment of principal and interest on any of
            the portfolio securities held by any of Registrant's
            series at the end of the current period insured or
            guaranteed by an entity other than the issuer? (Y/N)        N
            [If answer is "N"(No), go to item 131.]

129.  [/]   Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal or
            interest at the end of the current period?(Y/N)                   __
            [If answer is "N" (No), go to item 131.]

130.  [/]   In computations of NAV or offering price per unit, is any
            part of the value attributed to instruments identified in
            item 129 derived from insurance or guarantees?(Y/N)               __

131.  [/]   Total expenses incurred by all series of Registrant during
            the current reporting period ($000's omitted)               $31

132.  [/]   List the "811"(Investment Company Act of 1940)
            registration number for all Series of Registrant that are being included in this filing:

      811-3617     811-______      811-_______      811-_______      811-_______

      811-______   811-______      811-_______      811-_______      811-_______

      811-______   811-______      811-_______      811-_______      811-_______

      811-______   811-______      811-_______      811-_______      811-_______

      811-______   811-______      811-_______      811-_______      811-_______

      811-______   811-______      811-_______      811-_______      811-_______

      811-______   811-______      811-_______      811-_______      811-_______

      811-______   811-______      811-_______      811-_______      811-_______

      811-______   811-______      811-_______      811-_______      811-_______


SCREEN NUMBER: 59               PAGE NUMBER: 51                    SEC2100(5/90)

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

City of: New York State of: New York     Date: February 27, 2001
Name of Registrant, Depositor,
or Trustee:                              Metropolitan Tower Separate Account One


/s/ Andrew Kaniuck                       /s/ Richard S. Collins
------------------------------------     ---------------------------------------
By (Name and Title):                     Witness (Name and Title):
Andrew Kaniuck                           Richard S. Collins
Vice-President and Chief Actuary         Associate Gen. Counsel
Metropolitan Tower Life                  Metropolitan Tower Life
Insurance Company                        Insurance Company


                                PAGE NUMBER: 52                    SEC2100(5/90)